Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis	Jun. 30, 2021 USD ($)
Level 1 [Member]
Assets: Investments in Trust Account
U.S. Treasury securities	$ 552,007,459
Derivative Warrant Liabilities:
Public Warrants	28,483,200
Private Placement Warrants
Level 2 [Member]
Assets: Investments in Trust Account
U.S. Treasury securities
Derivative Warrant Liabilities:
Public Warrants
Private Placement Warrants
Level 3 [Member]
Assets: Investments in Trust Account
U.S. Treasury securities
Derivative Warrant Liabilities:
Public Warrants
Private Placement Warrants	$ 33,121,599